Offsets	Jan. 07, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Permian Resources Corporation (n/k/a Permian Resources Holdings Inc.)
Form or Filing Type	S-3
File Number	333-275405
Initial Filing Date	Nov. 08, 2023
Fee Offset Claimed	$ 156,515.24
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A Common Stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	79,150,389
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,083,568,826.00
Offset Note	(1) On January 7, 2026, pursuant to a corporate reorganization (the "Reorganization"), the Registrant became the successor, within the meaning of Rule 405, of Permian Resources Corporation (now known as Permian Resources Holdings Inc.) (the "Predecessor Registrant"), following the merger of a subsidiary of the Registrant with and into the Predecessor Registrant (the "Merger"). The Merger resulted in (i) the Registrant becoming the parent of the Predecessor Registrant and (ii) the former security holders of the Predecessor Registrant owning, as of the effective time of the Merger (the "Merger Effective Time"), economic interests in the Registrant identical to and in the same proportions as the economic interests they held in the Predecessor Registrant immediately prior to the Merger Effective Time. (2) The Predecessor Registrant previously filed a registration statement on Form S-3 (File No. 333-275405), which became immediately effective upon filing on November 8, 2023 (the "2023 Registration Statement") and registered the offer and sale of up to an aggregate of 334,064,083 shares of Class A common stock by the selling stockholders named therein. The filing fee for the 2023 Registration Statement was calculated at $13.69 per share for the "Maximum Aggregate Offering Price" and the "Fee Rate" was 0.0001476. In connection with the Reorganization, the Predecessor Registrant terminated the 2023 Registration Statement and 79,150,389 shares of Class A common stock remains unsold. As a result, the Predecessor Registrant has $159,934.76 in unused filing fees associated with the 2023 Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Termination / Withdrawal Statement	In connection with the Reorganization, the Predecessor Registrant terminated the 2023 Registration Statement and 79,150,389 shares of Class A common stock remains unsold. As a result, the Predecessor Registrant has $159,934.76 in unused filing fees associated with the 2023 Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Permian Resources Corporation (n/k/a Permian Resources Holdings Inc.)
Form or Filing Type	S-3
File Number	333-275405
Filing Date	Nov. 08, 2023
Fee Paid with Fee Offset Source	$ 156,515.24
Offset Note	(1) On January 7, 2026, pursuant to a corporate reorganization (the "Reorganization"), the Registrant became the successor, within the meaning of Rule 405, of Permian Resources Corporation (now known as Permian Resources Holdings Inc.) (the "Predecessor Registrant"), following the merger of a subsidiary of the Registrant with and into the Predecessor Registrant (the "Merger"). The Merger resulted in (i) the Registrant becoming the parent of the Predecessor Registrant and (ii) the former security holders of the Predecessor Registrant owning, as of the effective time of the Merger (the "Merger Effective Time"), economic interests in the Registrant identical to and in the same proportions as the economic interests they held in the Predecessor Registrant immediately prior to the Merger Effective Time. (2) The Predecessor Registrant previously filed a registration statement on Form S-3 (File No. 333-275405), which became immediately effective upon filing on November 8, 2023 (the "2023 Registration Statement") and registered the offer and sale of up to an aggregate of 334,064,083 shares of Class A common stock by the selling stockholders named therein. The filing fee for the 2023 Registration Statement was calculated at $13.69 per share for the "Maximum Aggregate Offering Price" and the "Fee Rate" was 0.0001476. In connection with the Reorganization, the Predecessor Registrant terminated the 2023 Registration Statement and 79,150,389 shares of Class A common stock remains unsold. As a result, the Predecessor Registrant has $159,934.76 in unused filing fees associated with the 2023 Registration Statement. In accordance with Rule 457(p) under the Securities Act, the Registrant is using the unused filing fees to offset the filing fee payable in connection with this filing.